Segment information	6 Months Ended
Jun. 30, 2025
Segment information [Abstract]
Segment information
3. Segment information
For management purposes, Lifezone is organized into business units based on the main types of activities and has three reportable operating segments, as follows:
•Metals Extraction;
•Intellectual Property (“IP”); and
•Corporate
The Metals Extraction segment of the business consists of Lifezone’s interest in KNL, comprising the Kabanga Nickel Project in Tanzania. The IP segment comprises patents held and managed by Lifezone Limited, a team of highly skilled engineers, scientists and technicians based in Lifezone’s Simulus hydromet laboratory based in Perth, a strategic partnership with Sedibelo Resources Limited ("SRL") and Industrial Development Corporation ("IDC") regarding the development of the potential Kell-Sedibelo-Lifezone Refinery and the agreement between Lifezone and Glencore to recycle PGM in the United States.

The Chief Executive Officer ensures that the corporate strategy determined by the board is being implemented. He manages Lifezone on a day-to-day basis, monitors and reports on the operating results of the business units for the purpose of making decisions about resource allocation and performance assessment and act as Lifezone’s Chief Operating Decision Maker. Segment performance is evaluated based on cash flows and operating profit or loss before taxes.

Lifezone’s financing and treasury operations are centrally managed at the group level. These activities, along with other group-related functions, are reported under Corporate. Additionally, Corporate includes the provision of management services to the operating segments.
Each of these operating segments is managed separately as each requires different technological expertise, marketing approaches and other resources. All inter-segment transfers are carried out at arm’s length, under terms comparable to transactions with third parties.

Inter-segment eliminations and transactions are identified separately, and the combined segments’ information is reconciled to the Statement of Financial Position and Statement of Comprehensive Income. Inter-segment revenues are eliminated upon consolidation and reflected in the "Inter-segment eliminations" column.

The results for the six months ending June 30, 2025, and June 30, 2024, respectively are shown below.

	Intellectual Property	Metals Extraction	Corporate	Inter-Segment eliminations	Total
	$	$	$	$	$
For the six months ended June 30, 2025
Revenue	651,939	-	2,624,729	(2,951,217)	325,451
Cost of Sales	(173,486)	-	(2,386,271)	2,386,271	(173,486)
Gain (loss) on foreign exchange	534,966	(284,430)	(7,089)	-	243,447
General and administrative expenses	(1,901,367)	(1,396,500)	(5,053,193)	1,040,290	(7,310,770)
Depreciation and amortization	(668,655)	(11,383)	(18,622)	-	(698,660)
Interest income	2,407,452	10	389,656	(2,383,209)	413,909
Fair value gain on embedded derivatives	-	-	14,145,000	-	14,145,000
Interest expense	(11,655)	(13,448)	(4,854,740)	-	(4,879,843)
Income (loss) for the period	839,194	(1,705,751)	4,839,470	(1,907,865)	2,065,048

As at June 30, 2025
Segment assets	109,648,078	135,680,916	141,812,629	(238,582,976)	148,558,647
Segment liabilities	1,363,865	78,496,727	49,252,073	(83,144,960)	45,967,705

	Intellectual Property	Metals Extraction	Corporate	Inter-Segment eliminations	Total
	$	$	$	$	$
For the six months ended June 30, 2024 (As restated1)
Revenue	471,278	-	2,924,581	(3,346,209)	49,650
Cost of Sales	(205,621)	-	-	193,369	(12,252)
Gain (loss) on foreign exchange	(151,973)	100,316	(8,818)	-	(60,475)
General and administrative expenses	(2,998,981)	(858,172)	(7,980,534)	3,113,598	(8,724,089)
Depreciation and amortization	(662,740)	(129,454)	(43,320)	-	(835,514)
Interest income	832,426	407	1,065,449	(536,644)	1,361,638
Fair value gain on embedded derivatives	-	-	(356,000)	-	(356,000)
Interest expense	(14,211)	(174,351)	(2,175,783)	-	(2,364,345)
Loss for the period	(2,729,822)	(1,061,254)	(6,574,425)	(575,886)	(10,941,387)

As at December 31, 2024
Segment assets	7,185,012	123,400,083	92,982,474	(66,914,097)	156,653,472
Segment liabilities	3,792,443	64,496,247	58,389,664	(69,351,882)	57,326,472
[1]Amounts for the six months ended June 30, 2024 have been restated from previously reported numbers due to identification of errors in previously reported numbers. Please refer to Note 2.8 for further details.
All of the revenue from external customers is generated in Australia for the six months ended June 30, 2025 and 2024. As at June 30, 2025 Lifezone had non-current assets of $134,056,082 (December 31 2024: $124,994,280) of which $129,682,274 (December 31 2024: $120,092,503) related to the Kabanga Nickel Project in Tanzania, $3,646,760 (December 31 2024: $4,222,057) related to Australia and $727,048 (December 31 2024: $679,720) to the United Kingdom and United States.